UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 90.8%
Belgium — 2.3%

Belgacom SA(1)	100,567	$3,641,515

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(4)(5)	800,000	0

Brazil — 8.9%

BM&FBovespa SA(1)	813,000	3,011,734
CCR SA(1)	517,100	2,969,189
CETIP SA - Mercados Organizados(1)	280,100	3,392,315
Cia Siderurgica Nacional SA(1)	1,037,700	2,157,330
Natura Cosmeticos SA(1)	240,854	2,884,518

		14,415,086

Canada — 4.3%

BCE, Inc.	80,833	3,706,991
Canadian Oil Sands, Ltd.	220,075	1,973,818
Pacific Rubiales Energy Corp.	215,378	1,332,904

		7,013,713

China — 2.8%

Bank of Communications Co., Ltd., Class H(1)	4,842,000	4,465,086

Finland — 1.7%

Nokian Renkaat Oyj(1)	110,305	2,701,784

France — 4.3%

Bouygues SA(1)	106,434	3,840,706
Total SA(1)	61,571	3,174,553

		7,015,259

Israel — 2.3%

Teva Pharmaceutical Industries, Ltd.(1)	64,861	3,726,537

Italy — 4.0%

Eni SpA(1)	167,204	2,920,253
UnipolSai SpA(1)	1,308,634	3,506,578

		6,426,831

Japan — 11.0%

Canon, Inc.(1)	114,200	3,627,206
Daihatsu Motor Co., Ltd.(1)	238,000	3,121,899
Daiwa Securities Group, Inc.(1)	482,000	3,753,630
Sekisui House, Ltd.(1)	285,600	3,740,731
Sumitomo Corp.(1)	339,100	3,482,893

		17,726,359

Luxembourg — 1.8%

Subsea 7 SA(1)	288,667	2,943,762

Netherlands — 2.4%

Koninklijke Ahold NV(1)	221,233	3,932,645

Norway — 3.6%

Statoil ASA(1)	145,799	2,555,045
Telenor ASA(1)	164,141	3,309,634

		5,864,679

Poland — 1.8%

PGE SA(1)	546,677	2,903,014

Russia — 1.1%

Mobile Telesystems OJSC ADR	254,364	1,826,334

Singapore — 4.0%

Keppel Corp., Ltd.(1)	454,000	3,029,390
Singapore Telecommunications, Ltd.(1)	1,197,000	3,511,121

		6,540,511

Spain — 2.1%

Telefonica SA(1)	241,468	3,453,950

Sweden — 2.1%

TeliaSonera AB(1)	534,771	3,439,085

Switzerland — 5.9%

Swiss Re AG(1)	44,817	3,749,987
Transocean, Ltd.(1)	113,894	2,087,320
Zurich Insurance Group AG(1)	11,892	3,723,894

		9,561,201

Taiwan — 7.6%

Asustek Computer, Inc.(1)	356,000	3,876,131
Pegatron Corp.†(1)	1,966,000	4,527,579
Siliconware Precision Industries Co.(1)	2,613,000	3,939,834

		12,343,544

Thailand — 4.0%

Advanced Info Service PCL	492,800	3,759,659
PTT Exploration & Production PCL	780,400	2,656,681

		6,416,340

Turkey — 4.4%

Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	3,185,344	3,759,852
Eregli Demir ve Celik Fabrikalari TAS(1)	1,745,882	3,333,394

		7,093,246

United Kingdom — 8.4%

AstraZeneca PLC(1)	50,189	3,530,578
BP PLC(1)	498,896	3,167,860
GlaxoSmithKline PLC(1)	157,331	3,366,105
Sky PLC(1)	251,620	3,502,104

		13,566,647

Total Common Stocks (cost $163,253,126)		147,017,128

PREFERRED SECURITIES — 8.2%
Brazil — 8.2%

Cia Energetica de Minas Gerais(1)	569,571	2,782,404
Itausa - Investimentos Itau SA(1)	945,200	3,295,027
Oi SA(1)	775,020	2,478,859
Petroleo Brasileiro SA(1)	517,800	1,962,181
Vale SA, Class A(1)	371,000	2,692,089

Total Preferred Securities (cost $18,264,932)		13,210,560

Total Long-Term Investment Securities (cost $181,518,058)		160,227,688

Repurchase Agreement — 1.3%

State Street Bank and Trust Joint Repurchase Agreement(2) (cost $2,155,000)	$2,155,000	2,155,000

TOTAL INVESTMENTS — (cost $183,673,058) (3)	100.3%	162,382,688
Liabilities in excess of other assets	(0.3)	(502,086)

NET ASSETS —	100.0%	$161,880,602

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $144,971,301 representing 89.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.

ADR — American Depository Receipt

Industry Allocation*
Oil Companies-Integrated	9.2%
Telephone-Integrated	8.0
Telecom Services	6.4
Insurance-Multi-line	4.5
Finance-Investment Banker/Broker	4.4
Medical-Drugs	4.3
Diversified Operations	4.0
Electric-Integrated	3.5
Cellular Telecom	3.4
Steel-Producers	3.4
Oil Companies-Exploration & Production	2.9
Electronic Components-Misc.	2.8
Banks-Commercial	2.8
Semiconductor Components-Integrated Circuits	2.4
Food-Retail	2.4
Computers	2.4
Building & Construction-Misc.	2.4
Real Estate Operations & Development	2.3
Insurance-Reinsurance	2.3
Building-Residential/Commercial	2.3
Medical-Generic Drugs	2.3
Office Automation & Equipment	2.3
Cable/Satellite TV	2.2
Import/Export	2.2
Auto-Cars/Light Trucks	1.9
Finance-Other Services	1.9
Public Thoroughfares	1.8
Oil-Field Services	1.8
Cosmetics & Toiletries	1.8
Rubber-Tires	1.7
Metal-Iron	1.7
Repurchase Agreements	1.3
Oil & Gas Drilling	1.3

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—	$0	$0
Canada	7,013,713	—	—	7,013,713
Russia	1,826,334	—	—	1,826,334
Thailand	6,416,340	—	—	6,416,340
Other Countries	—	131,760,741	—	131,760,741
Preferred Securities	—	13,210,560	—	13,210,560
Repurchase Agreements	—	2,155,000	—	2,155,000

Total Investments at Value	$15,256,387	$147,126,301	$0	$162,382,688

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $38,317,588 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.0%
Auto-Cars/Light Trucks — 6.5%

Fuji Heavy Industries, Ltd.(1)	20,200	$711,344
Honda Motor Co., Ltd.(1)	18,300	532,159
Isuzu Motors, Ltd.(1)	30,700	374,559
Mitsubishi Motors Corp.(1)	62,900	576,229

		2,194,291

Auto-Heavy Duty Trucks — 1.6%

Hino Motors, Ltd.(1)	39,900	521,974

Auto/Truck Parts & Equipment-Original — 14.8%

Aisin Seiki Co., Ltd.(1)	16,667	599,057
Denso Corp.(1)	21,450	999,690
KYB Co., Ltd.(1)	165,500	702,766
Sumitomo Electric Industries, Ltd.(1)	86,150	1,074,879
Toyota Industries Corp.(1)	14,580	744,999
TS Tech Co., Ltd.(1)	38,220	895,177

		5,016,568

Banks-Commercial — 4.5%

Shinsei Bank, Ltd.(1)	332,000	579,609
Sumitomo Mitsui Financial Group, Inc.(1)	26,380	953,176

		1,532,785

Brewery — 2.4%

Asahi Group Holdings, Ltd.(1)	26,500	817,955

Building Products-Doors & Windows — 1.0%

Asahi Glass Co., Ltd.(1)	71,000	346,701

Capacitors — 0.6%

Mitsumi Electric Co., Ltd.(1)	26,500	210,216

Chemicals-Diversified — 1.8%

Mitsubishi Gas Chemical Co., Inc.(1)	120,000	602,816

Chemicals-Specialty — 1.4%

Tokyo Ohka Kogyo Co., Ltd.(1)	15,510	474,593

Computers-Integrated Systems — 2.1%

Fujitsu, Ltd.(1)	71,600	381,403
OBIC Co., Ltd.(1)	10,150	325,662

		707,065

Diversified Banking Institutions — 4.1%

Mitsubishi UFJ Financial Group, Inc.(1)	251,120	1,376,425

Diversified Manufacturing Operations — 2.4%

Toshiba Corp.(1)	194,000	821,473

E-Commerce/Products — 4.3%

Rakuten, Inc.(1)	103,730	1,444,192

Electronic Components-Misc. — 1.9%

Anritsu Corp.(1)	62,400	434,398
Japan Display, Inc.†(1)	69,800	213,493

		647,891

Electronic Measurement Instruments — 1.0%

Yokogawa Electric Corp.(1)	29,700	326,933

Food-Retail — 0.5%

Seven & I Holdings Co., Ltd.(1)	4,800	173,139

Human Resources — 1.0%

Recruit Holdings Co., Ltd.(1)	12,400	351,062

Insurance-Life/Health — 4.2%

Sony Financial Holdings, Inc.(1)	48,580	716,361
T&D Holdings, Inc.(1)	58,925	708,890

		1,425,251

Insurance-Property/Casualty — 2.7%

Tokio Marine Holdings, Inc.(1)	28,300	919,036

Machine Tools & Related Products — 1.2%

DMG Mori Seiki Co., Ltd.(1)	32,200	400,104

Machinery-Electrical — 2.6%

Mitsubishi Electric Corp.(1)	72,930	868,307

Machinery-Farming — 0.9%

Kubota Corp.(1)	21,700	315,111

Machinery-General Industrial — 1.8%

Makino Milling Machine Co., Ltd.(1)	82,890	615,736

Medical-Drugs — 2.4%

Ono Pharmaceutical Co., Ltd.(1)	2,000	177,224
Takeda Pharmaceutical Co., Ltd.(1)	15,200	630,735

		807,959

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	8,000	0

Non-Ferrous Metals — 3.7%

Mitsubishi Materials Corp.(1)	376,000	1,249,911

Oil Companies-Exploration & Production — 2.1%

Inpex Corp.(1)	64,900	720,088

Real Estate Management/Services — 3.2%

Mitsubishi Estate Co., Ltd.(1)	51,580	1,091,657

Real Estate Operations & Development — 2.0%

Leopalace21 Corp.†(1)	108,900	686,756

Retail-Drug Store — 1.6%

Tsuruha Holdings, Inc.(1)	9,400	544,935

Steel-Producers — 0.7%

Japan Steel Works, Ltd.(1)	70,670	250,943

Steel-Specialty — 1.5%

Hitachi Metals, Ltd.(1)	29,100	495,565

Telephone-Integrated — 8.6%

KDDI Corp.(1)	14,200	888,497
Nippon Telegraph & Telephone Corp.(1)	27,020	1,390,396
SoftBank Corp.(1)	10,650	633,805

		2,912,698

Television — 6.1%
Nippon Television Holdings, Inc.(1)	84,950	1,249,964
TV Asahi Holdings Corp.(1)	50,810	802,121

		2,052,085

Transport-Marine — 1.0%

Mitsui OSK Lines, Ltd.(1)	111,139	330,131

Transport-Rail — 0.8%

East Japan Railway Co.(1)	3,650	273,460

Total Long-Term Investment Securities (cost $35,402,096)		33,525,812

REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount $603,000 collateralized by $650,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $618,191 (cost $603,000)	$603,000	603,000

TOTAL INVESTMENTS (cost $36,005,096) (4)	100.8%	34,128,812
Liabilities in excess of other assets	(0.8)	(267,541)

NET ASSETS	100.0%	$33,861,271

†	Non-income producing security
(1)	Security was valued using fair valued procedures at December 31, 2014. The aggregate value of these securities was $33,525,812, representing 99% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	99.0%
United States	1.8
Bermuda	0.0

100.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—	$0	$0
Other Industries	—	33,525,812	—	33,525,812
Repurchase Agreement	—	603,000	—	603,000

Total	$—	$34,128,812	$0	$34,128,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $31,571,879 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2014 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of December 31, 2014 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements:

The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Note 2. Repurchase Agreements

As of December 31, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	0.94%	$2,155,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated December 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $229,997,000, a repurchase price of $229,997,000, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.13%	08/15/2021	$16,890,000	$23,957,418
U.S. Treasury Bonds	8.00	11/15/2021	9,355,000	13,097,084
U.S. Treasury Notes	2.13	08/15/2021	75,515,000	76,919,126
U.S. Treasury Notes	1.63	06/30/2019	120,420,000	120,627,002

Note 3. Federal Income Taxes

As of December 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund
Cost	$184,762,429	$36,341,547

Appreciation	5,914,618	809,942
Depreciation	(28,294,359)	(3,022,677)

Net unrealized appreciation (depreciation)	(22,379,741)	(2,212,735)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 27, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    February 27, 2015